Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS
	December 31,
	2015	2014
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$3,213	$4,954
Interest-earning time deposits in other financial institutions	1,729	—
Securities available-for-sale	3,493	4,342
ESOP loan receivable	2,992	3,133
Investment in banking subsidiary	76,444	73,376
Investment in captive insurance subsidiary	2,256	1,177
Investment in statutory trust	155	155
Accrued interest receivable and other assets	439	411
Total assets	$90,721	$87,548
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$5,155	$5,155
Accrued interest payable and other liabilities	18	5
Shareholders’ equity	85,548	82,388
Total liabilities and shareholders’ equity	$90,721	$87,548

Condensed Statements of Income

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Dividends from banking subsidiary	$1,500	$4,000
Interest income	170	198
Interest expense	(172)	(195)
Other income	3	—
Other expense	(451)	(274)
Income before income tax and undistributed subsidiary income	1,050	3,729
Income tax benefit	(153)	(92)
Equity in undistributed income or net income of subsidiaries	3,375	589
Net income	4,578	4,410
Other comprehensive income (loss)	(212)	2,360
Net income and comprehensive income (loss)	$4,366	$6,770

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Cash flows from operating activities:
Net income	$4,578	$4,410
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income or net income of subsidiaries	(3,375)	(589)
Change in other assets	70	806
Change in other liabilities	(96)	(6)
Net cash provided by operating activities	1,177	4,621
Cash flows from investing activities:
Net change in ESOP loan receivable	141	137
Net change in interest-earning time deposits at other financial institutions	(1,729)	2,232
Net change in securities available-for-sale	882	524
Net cash (utilized for) provided by investing activities	(706)	2,893
Cash flows from financing activities:
Stock option exercises	103	28
Repurchase of common stock	(1,419)	(4,321)
Dividends paid on common stock	(896)	(923)
Net cash utilized for financing activities	(2,212)	(5,216)
Net change in cash and cash equivalents	(1,741)	2,298
Beginning cash and cash equivalents	4,954	2,656
Ending cash and cash equivalents	$3,213	$4,954